Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Total	$ 612,165	$ 1,202,921
Bunkers
Inventory [Line Items]
Total		353,215
EU Emissions Trading System Allowances
Inventory [Line Items]
Total	$ 612,165	$ 849,706